UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         February 11, 2002
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 60
                                        -------------------

Form 13F Information Table Value Total: $ 251,433
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
AFLAC                          com         001055102     3972   161733  SH      SOLE                 161733            161733
AOL Time Warner                com         00184A105     6965   216989  SH      SOLE                 216989            216989
Abbott Laboratories            com         002824100      909    16310  SH      SOLE                  16310             16310
Advanced Tissue Sciences       com         00755F103       92    21000  SH      SOLE                  21000             21000
Allergan, Inc.                 com         018490102     3188    42481  SH      SOLE                  42481             42481
Amer Home Products             com         026609107      838    13665  SH      SOLE                  13665             13665
Amer Int'l Group               com         026874107     8207   103368  SH      SOLE                 103368            103368
American Express               com         025816109     2484    69610  SH      SOLE                  69610             69610
Amgen                          com         031162100     4562    80829  SH      SOLE                  80829             80829
Automatic Data Proc            com         053015103     8859   150406  SH      SOLE                 150406            150406
Bank One Corp                  com         06423A103      844    21602  SH      SOLE                  21602             21602
Bisys Group Inc.               com         055472104     3213    50205  SH      SOLE                  50205             50205
Bristol-Myers Squibb           com         110122108     6000   117647  SH      SOLE                 117647            117647
Calpine Corporation            com         131347106     4003   238425  SH      SOLE                 238425            238425
Cintas Corp.                   com         172908105     3089    64346  SH      SOLE                  64346             64346
Cisco Systems Inc              com         17275R102     5984   330404  SH      SOLE                 330404            330404
Citigroup                      com         172967101     7969   157868  SH      SOLE                 157868            157868
Coca-Cola                      com         191216100      424     8986  SH      SOLE                   8986              8986
Comerica                       com         200340107     2019    35240  SH      SOLE                  35240             35240
Concord EFS Inc.               com         206197105     3729   113762  SH      SOLE                 113762            113762
Costco Wholesale Corp          com         22160K105     5945   133968  SH      SOLE                 133968            133968
Dell Computers                 com         247025109     3161   116288  SH      SOLE                 116288            116288
El Paso Corporation            com         28336L109     3799    85158  SH      SOLE                  85158             85158
Emerson Electric               com         291011104     5671    99311  SH      SOLE                  99311             99311
Exxon-Mobil Corp               com         30231G102     8854   225295  SH      SOLE                 225295            225295
Fifth Third Bancorp            com         316773100      725    11817  SH      SOLE                  11817             11817
Ford Motor Co                  com         345370100      325    20671  SH      SOLE                  20671             20671
Genentech                      com         368710406     3718    68526  SH      SOLE                  68526             68526
General Electric               com         369604103    11218   279895  SH      SOLE                 279895            279895
Home Depot                     com         437076102     9641   189003  SH      SOLE                 189003            189003
Int'l Bus. Machines            com         459200101     6823    56410  SH      SOLE                  56410             56410
Intel Corp                     com         458140100     8043   255730  SH      SOLE                 255730            255730
J.P. Morgan Chase & Co.        com         46625H100     3987   109696  SH      SOLE                 109696            109696
Johnson & Johnson              com         478160104     6238   105549  SH      SOLE                 105549            105549
Johnson Controls               com         478366107      206     2556  SH      SOLE                   2556              2556
Kohl's Corp.                   com         500255104     3284    46615  SH      SOLE                  46615             46615
Lilly (Eli)                    com         532457108      676     8607  SH      SOLE                   8607              8607
Marriott International         com         571903202     2634    64790  SH      SOLE                  64790             64790
Medtronic Inc                  com         585055106     8911   174013  SH      SOLE                 174013            174013
Mellon Financial Corp.         com         58551A108     1129    30000  SH      SOLE                  30000             30000
Merck & Co                     com         589331107     6568   111696  SH      SOLE                 111696            111696
Microsoft                      com         594918104    10021   151255  SH      SOLE                 151255            151255
Minnesota Min'g/Mfg            com         604059105      600     5077  SH      SOLE                   5077              5077
Northern Trust Company         com         665859104     6662   110633  SH      SOLE                 110633            110633
Oracle Corp                    com         68389X105     4844   350738  SH      SOLE                 350738            350738
Pfizer, Inc                    com         717081103     5541   139039  SH      SOLE                 139039            139039
Pitney Bowes Inc.              com         724479100     2272    60405  SH      SOLE                  60405             60405
Procter & Gamble               com         742718109      399     5045  SH      SOLE                   5045              5045
QUALCOMM Inc                   com         747525103     4360    86345  SH      SOLE                  86345             86345
Royal Dutch Petrol             com         780257804      242     4928  SH      SOLE                   4928              4928
S & P Depository Receipts      com         78462F103     1932    16913  SH      SOLE                  16913             16913
Schwab (Charles) Corp          com         808513105      251    16210  SH      SOLE                  16210             16210
Stryker Corp                   com         863667101     2677    45869  SH      SOLE                  45869             45869
Sun Microsystems               com         866810104      150    12231  SH      SOLE                  12231             12231
Sysco Corp                     com         871829107     7811   297901  SH      SOLE                 297901            297901
Texas Instruments              com         882508104     2627    93811  SH      SOLE                  93811             93811
Tyco International             com         902124106    10872   184589  SH      SOLE                 184589            184589
USA Education, Inc.            com         90390U102     4004    47655  SH      SOLE                  47655             47655
Vodafone Group PLC ADR         com         92857W100     3527   137351  SH      SOLE                 137351            137351
Wal Mart Stores                com         931142103     3735    64894  SH      SOLE                  64894             64894